Product Warranties - Schedule of Product Warranties (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 42,256	$ 47,678	$ 53,296
Accruals for warranties issued	896	1,551	1,304
Changes to estimates of volume and costs	0	1,234	(1,002)
Settlements made	(3,644)	(8,207)	(5,920)
Ending balance	39,508	42,256	47,678
Warranty liability, current, beginning balance	8,868	8,864	8,038
Warranty liability, current, ending balance	8,576	8,868	8,864
Warranty liability, noncurrent, beginning balance	33,388	38,814	45,258
Warranty liability, noncurrent, ending balance	$ 30,932	$ 33,388	$ 38,814